Document And Entity Information	Oct. 07, 2026
Document Information [Line Items]
Entity, Registrant Name	CEMTREX, INC.
Current Fiscal Year End Date	--09-30
Document, Type	8-K
Document, Period End Date	Oct. 07, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37464
Entity, Tax Identification Number	30-0399914
Entity, Address, Address Line One	135 Fell Court
Entity, Address, City or Town	Hauppauge
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	756-9116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CETX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001435064